1997 SEMIANNUAL REPORT

IDS
Mutual


(icon of) scale of justice

The goal of IDS Mutual is to provide a balance of growth of capital and current income. The Portfolio divides its investments between common stocks and senior securities (bonds and preferred stocks).

American Express Financial Advisors

Distributed by American Express Financial Advisors Inc., Member SIPC

(icon of) scale of justice

A beneficial balance

A balanced Portfolio isone of the building blocks of investment planning. And balance is what IDS Mutual is all about. The Portfolio starts with a focus on stocks, many of which are part of the who's who of corporate America. To help balance the fluctuations inherent in stocks, as well as provide greater income to investors, bonds are added to the Portfolio. The result: a Fund that strives to provide income above that of a pure stock fund, while still providing potential for capital appreciation.

Contents

From the president                           3
From the portfolio managers                  3
Ten largest holdings                         5
Financial statements (Fund)                  6
Notes to financial statements (Fund)         9
Financial statements (Portfolio)            16
Notes to financial statements (Portfolio)   19
Investments in securities                   26
Board members and officers                  35
IDS mutual funds                            36

To our shareholders


      From the president

      If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

      That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

      William R. Pearce


      (picture of) William Pearce
      William R. Pearce
      President of the Fund

      From the portfolio managers

      A favorable environment for both stocks and bonds during much of the past six months set the stage for a positive performance by IDS Mutual. For the first half of the Fund's fiscal year, October 1996 through March 1997, investors in Class A shares realized a total return of 8.0%. (This figure includes a capital gain that was paid to shareholders last December and reduced the Fund's net asset value by the same amount at that time.)

      The factors that had propelled the stock market in recent years -- low inflation, low interest rates, moderate economic growth and healthy corporate profits -- remained in place as the period began last fall. Stocks responded with a sharp rally that, aside from a dip in December, lasted until mid-February. By then, though, long-term interest rates had spiked up, sending stocks into a slide for the rest of the period.

      Stocks, bonds part company

      Like stocks, bonds enjoyed a substantial run-up last fall. But hints of a strengthening economy soon began fueling inflation fears, and for the final four months the bond market was forced to endure a gradual erosion. While the Federal Reserve didn't raise short-term interest rates until late March, the bond market had already made up its mind by driving up long-term rates several weeks earlier.

      Consistent with their history, value stocks were less volatile than the broad stock market. This is a function of their above-average dividends and below-average valuations, which tend to provide some price support during market declines. Stocks of banks and insurance companies, a substantial exposure for the Portfolio for some time, led the way during the six months. They were complemented by consumer stocks, including the pharmaceutical and food/beverage sectors, which also gave the Fund overall positive results. As for changes to the Portfolio, we gradually moved more money into "defensive" issues such as utility stocks and real estate investment trusts to cushion the Fund's net asset value in the event of a stock market downturn.

      Getting defensive

      We also employed a conservative strategy with the bond portion of the Portfolio. This included shifting some money out of U.S. Treasury bonds, which are penalized most by rising interest rates, and keeping a neutral duration among the bond holdings, also to lessen the negative effect of an increase in interest rates. For the six months, the Portfolio mix was 30%-35% bonds, 60%-65% stocks, with under 10% in cash.

      As this report is being prepared in mid-April, we continue to be cautious on the stock and bond markets. We expect the Federal Reserve to raise interest rates at least a few more times this year, a trend that would almost surely cause problems for the bond market and probably restrain stocks as well. Therefore, we are maintaining a defensive structure in the Portfolio, which should allow the Fund to fare relatively well if we encounter difficult market conditions.


      Thomas W. Medcalf

      (picture of) Thomas Medcalf
      Thomas W. Medcalf
      Equity portfolio manager


      Ed Labenski

      (picture of) Ed Labenski
      Ed Labenski
      Fixed-income portfolio manager

To our shareholders

Class A
 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1997      $   13.50
Sept. 30, 1996      $   13.51
Decrease            $    0.01


Distributions
Oct. 1, 1996 - March 31, 1997

From income        $     0.38
From capital gains $     0.71
Total distributions$     1.09
Total return*           +8.0%**

Class B
 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1997      $   13.45
Sept. 30, 1996      $   13.47
Decrease           $     0.02

Distributions
Oct. 1, 1996 - March 31, 1997

From income        $     0.33
From capital gains $     0.71
Total distributions$     1.04
Total return*           +7.6%**

Class Y
 6-month performance
(All figures per share)

Net asset value (NAV)
March 31 ,1997      $   13.50
Sept. 30, 1996      $   13.51
Decrease           $     0.01

Distributions
Oct. 1, 1996 - March 31, 1997

From income        $     0.39
From capital gains $     0.71
Total distributions$     1.10
Total return*           +8.2%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

The Portfolio's ten largest holdings

                                          Percent                        Value
                      (of Portfolio's net assets)        (as of March 31, 1997)

       Gannett                              1.01%                  $42,937,500

       BellSouth                             .94                    40,137,500

       Dow Chemical                          .94                    40,000,000

       GTE                                   .93                    39,631,250

       SBC Communications                    .93                    39,468,750

       Royal Dutch Petroleum                 .92                    39,375,000

       Mobil                                 .92                    39,187,500

       Amoco                                 .92                    38,981,250

       Baxter Intl                           .91                    38,812,500

       SmithKline Beecham                    .90                    38,500,000


       Excludes U.S. Treasury and government agency holdings.


(icon of) pie chart
The ten holdings listed here make up 9.32% of the Portfolio's net assets

      Financial statements


      Statement of assets and liabilities
      IDS Mutual
      March 31, 1997

                                  Assets
                                                                    (Unaudited)
 Investment in Balanced Portfolio (Note 1)                       $4,259,880,136
                                        -                        --------------
 Total assets                                                     4,259,880,136
                                                                  -------------

                                  Liabilities
 Accrued distribution fee                                                15,659
 Accrued service fee                                                     60,117
 Accrued transfer agency fee                                             36,685
 Accrued administrative services fee                                     15,226
 Other accrued expenses                                                 433,670
                                                                        -------
 Total liabilities                                                      561,357
 Net assets applicable to outstanding capital stock              $4,259,318,779
                                                                 ==============

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                         $    3,154,896
 Additional paid-in capital                                       3,669,187,679
 Undistributed net investment income                                 11,177,890
 Accumulated net realized gain (Note 1)                             170,998,079
 Unrealized appreciation of investments and on translation
     of assets and liabilities in foreign currencies                404,800,235
                                                                    -----------
 Total-- representing net assets applicable to outstanding
     capital stock                                               $4,259,318,779
                                                                 ==============
 Net assets applicable to outstanding shares:   Class A          $2,883,398,407
                                                Class B          $  187,399,447
                                                Class Y          $1,188,520,925
 Net asset value per share of outstanding capital stock:
                          Class A shares    213,541,197          $        13.50
                          Class B shares     13,935,104          $        13.45
                          Class Y shares     88,013,302          $        13.50

 See accompanying notes to financial statements.

      Statement of operations
      IDS Mutual
      Six months ended March 31, 1997

 Investment income
                                                                    (Unaudited)
 Income:
 Dividends                                                        $  46,025,287

 Interest                                                            54,687,931
                                                                     ----------
 Total income                                                       100,713,218
                                                                    -----------

 Expenses (Note 2):
 Expenses, including investment management services fee,
      allocated from Balanced Portfolio                              10,474,366
 Distribution fee -- Class B                                            608,889
 Transfer agency fee                                                  2,565,528
 Incremental transfer agency fee-- Class B                                8,720
 Service fee
      Class A                                                         2,447,109
      Class B                                                           141,457
 Administrative services fees and expenses                              695,925
 Compensation of board members                                            4,572
 Compensation of officers                                                11,104
 Postage                                                                120,836
 Registration fees                                                      153,317
 Reports to shareholders                                                 67,964
 Audit fees                                                               5,891
 Other                                                                   13,899
                                                                         ------
 Total expenses                                                      17,319,577
      Earnings credits on cash balances (Note 2)                       (103,887)
 Total net expenses                                                  17,215,690
                                                                     ----------
 Investment income -- net                                            83,497,528
                                                                     ----------

                                  Realized and unrealized gain -- net

 Net realized gain on security and foreign currency
      transactions (Note 4)                                         195,620,037
 Net change in unrealized appreciation or depreciation
      of investments and on translation of assets and
      liabilities in foreign currencies                              41,425,323
 Net gain on investments and foreign currencies                     237,045,360
                                                                    -----------
 Net increase in net assets resulting from operations              $320,542,888
                                                                   ============

 See accompanying notes to financial statements.

     Financial statements

     Statements of changes in net assets
     IDS Mutual


                                  Operations and distributions   March 31, 1997      Sept. 30, 1996

                                                               Six months ended          Year ended
                                                                    (Unaudited)
 Investment income-- net                                       $     83,497,528     $   156,379,206
 Net realized gain on investments and foreign currencies            195,620,037         220,369,417
 Net change in unrealized appreciation or depreciation
      of investments and on translation of assets and
      liabilities in foreign currencies                              41,425,323          52,687,677
                                                                     ----------          ----------
 Net increase in net assets resulting from operations               320,542,888         429,436,300
                                                                    -----------         -----------
 Distributions to shareholders from:
      Net investment income
           Class A                                                  (52,813,701)       (105,659,488)
           Class B                                                   (2,617,955)         (3,138,330)
           Class Y                                                  (22,580,730)        (43,985,217)
      Net realized gain
           Class A                                                 (168,695,557)        (27,149,800)
           Class B                                                   (9,374,819)           (554,840)
           Class Y                                                  (68,558,106)        (10,528,422)
                                                                    -----------         -----------
 Total distributions                                               (324,640,868)       (191,016,097)
                                                                   ------------        ------------

                                  Capital share transactions (Note 3)

 Proceeds from sales
      Class A (Note 2)                                              110,524,803         223,241,565
      Class B                                                        54,480,574         102,302,034
      Class Y                                                       181,348,037         486,820,247
 Reinvestment of distributions at net asset value
      Class A shares                                                194,934,296         114,008,369
      Class B shares                                                 11,731,713           3,581,024
      Class Y shares                                                 91,138,836          54,513,639
 Payments for redemptions
      Class A shares                                               (191,082,442)       (331,999,353)
      Class B shares (Note 2)                                       (10,422,538)        (10,136,983)
      Class Y shares                                               (196,131,022)       (368,740,312)
                                                                   ------------        ------------
 Increase in net assets from capital share transactions             246,522,257         273,590,230
                                                                    -----------         -----------
 Total increase in net assets                                       242,424,277         512,010,433
 Net assets at beginning of period                                4,016,894,502       3,504,884,069
                                                                  -------------       -------------
 Net assets at end of period
      (including undistributed net investment income of
      $11,177,890 and $5,692,748)                                $4,259,318,779      $4,016,894,502
                                                                 ==============      ==============

See accompanying notes to financial statements.

Notes to financial statements

IDS Mutual
(Unaudited as to March 31, 1997)

1. Summary of significant accounting policies

IDS Mutual (a series of IDS Investment Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Investment Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Balanced Portfolio

Effective May 13, 1996, the Fund began investing all of its assets in Balanced Portfolio (the Portfolio), a series of Growth and Income Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. The Portfolio divides its investments between common stocks and senior securities (bonds and preferred stocks).

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at March 31, 1997 was 99.98%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared and paid each calendar quarter, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. Expenses and sales charges

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for providing administrative services and serving as transfer agent.

Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Fund approved by the board.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:
oClass A $15
oClass B $16
oClass Y $15

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $2,257,781 for Class A and $55,442 for Class B for the six months ended March 31, 1997. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended March 31, 1997, the Fund's transfer agency fees were reduced by $103,887 as a result of earnings credits from overnight cash balances.

3. Capital share transactions

Transactions in shares of capital stock for the periods indicated are as follows:

                                      Six months ended March 31, 1997
                             Class A             Class B             Class Y

Sold                       7,939,091           3,929,270          13,039,674

Issued for reinvested     14,319,681             865,123           6,694,870
  distributions

Redeemed                 (13,710,307)           (751,666)        (14,161,733)
                         -----------            --------         -----------

Net increase               8,548,465           4,042,727           5,572,811
                           =========           =========           =========


                                       Year ended Sept. 30, 1996
                             Class A             Class B             Class Y

Sold                      16,903,358           7,776,927          37,176,071

Issued for reinvested      8,620,489             270,455           4,120,124
        distributions

Redeemed                 (25,127,441)           (766,410)        (27,902,875)
                         -----------            --------         -----------

Net increase                 396,406           7,280,972          13,393,320
                             =======           =========          ==========


Mutual Fund
4.  Financial highlights       The tables below show certain important financial
                               information for evaluating the Fund's results.

Fiscal period ended Sept. 30,

Per share income and capital changes*      Class A
                                      1997**  1996   1995    1994    1993    1992     1991    1990    1989    1988
Net asset value,                    $13.51  $12.69 $11.89  $13.13  $12.62  $12.00   $10.39  $13.15  $11.57  $12.71
beginning of period

                          Income from investment operations:
Net investment income                  .27     .54    .58     .56     .55     .61      .66     .72     .73     .76
Net gains (losses)                     .81     .93   1.27    (.56)   1.39     .91     2.01   (2.01)   1.58    (.70)
(both realized and
unrealized)

Total from investment                 1.08    1.47   1.85      --    1.94    1.52     2.67   (1.29)   2.31     .06
operations

                          Less distributions:
Dividends from net                   (.25)   (.52)  (.54)   (.56)   (.55)   (.60)    (.67)   (.73)   (.73)   (.76)
investment income
Distributions from                   (.84)   (.13)  (.51)   (.68)   (.88)   (.30)    (.39)   (.74)     --    (.44)
realized gains

Total distributions                 (1.09)   (.65) (1.05)  (1.24)  (1.43)   (.90)   (1.06)  (1.47)   (.73)  (1.20)
Net asset value,                   $13.50  $13.51 $12.69  $11.89  $13.13  $12.62   $12.00  $10.39  $13.15  $11.57
end of period

Ratios/supplemental data                  Class A
                                     1997**  1996   1995    1994    1993    1992     1991    1990    1989    1988
Net assets, end of                 $2,883  $2,770 $2,596  $2,999  $2,788  $2,222   $1,889  $1,496  $1,687  $1,441
period (in millions)

Ratio of expenses to                 .84%+   .87%   .83%    .79%    .79%    .78%     .71%    .69%    .67%    .63%
average daily net assets#

Ratio of net income to              3.93%+  4.01%  4.58%   4.57%   4.41%   4.99%    5.81%   6.04%   5.94%   6.49%
average daily net assets

Portfolio turnover rate               26%    45%     38%     69%     48%     50%      47%     37%     46%     60%
(excluding short-term securities) for the
underlying Portfolio

Total return++                       8.0%  11.8%   16.8%   (0.1%)  16.7%   13.3%    26.9%  (10.8%)  20.5%    0.8%

Average brokerage                  $.0491 $.0522     --      --      --      --       --      --      --      --
commission rate for the
underlying Portfolio##

*For a share  outstanding  throughout  the period.  Rounded to the nearest cent.
**Six  months  ended March 31, 1997  (Unaudited).
#Effective fiscal year 1996,expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
##Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.
+Adjusted to an annual basis.
++ Total return does not reflect payment of a sales charge.




Mutual Fund
Financial highlights

Fiscal period ended Sept. 30,
Per share income and capital changes*          Class B                        Class Y
                                      1997**   1996       1995***      1997**     1996   1995***
Net asset value,
beginning of period                 $13.47   $12.66     $11.67       $13.51     $12.69 $11.67

                Income from investment operations:
Net investment income                  .21      .45        .25          .28        .56    .32
Net gains (both realized               .81      .93       1.11          .81        .93   1.11
and unrealized)

Total from investment                 1.02     1.38       1.36         1.09       1.49   1.43
operations

                Less distributions:
Dividends from net                   (.20)    (.44)      (.37)         (.26)      (.54)  (.41)
investment income
Distributions from                   (.84)    (.13)        --          (.84)      (.13)    --
realized gains

Total distributions                 (1.04)    (.57)      (.37)        (1.10)      (.67)  (.41)
Net asset value,                   $13.45   $13.47     $12.66        $13.50     $13.51 $12.69
end of period

Ratios/supplemental data
                                            Class B                           Class Y
                                     1997**   1996       1995***       1997**     1996   1995***
Net assets, end of                   $187     $133        $33        $1,189     $1,114   $876
period (in millions)

Ratio of expenses to                1.60%+    1.64%     1.65%+         .67%+       .70%  .70%+
average daily net assets#

Ratio of net income to              3.21%+    3.32%     3.94%+        4.10%+      4.18% 4.58%+
average daily net assets

Portfolio turnover rate               26%      45%        38%           26%         45%   38%
(excluding short-term securities) for the
underlying Portfolio

Total return++                       7.6%    11.0%      11.7%          8.2%       12.0% 12.2%

Average brokerage                  $.0491   $.0522        --        $.0491      $.0522    --
commission rate for the
underlying Portfolio##

*For a share outstanding throughout the period. Rounded to the nearest cent.
**Six months ended March 31, 1997 (Unaudited).
*** Inception date was March 20, 1995.
#Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
##Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.
+Adjusted to an annual basis.
++Total return does not reflect payment of a sales charge.


      Financial statements


      Statement of assets and liabilities
      Balanced Portfolio
      March 31, 1997



                                  Assets

                                                                    (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $3,901,878,635)                           $4,302,929,492

 Dividends and accrued interest receivable                           34,423,102
 U.S. government securities held as collateral (Note 5)             127,048,303
 Receivable for investment securities sold                           18,095,459
                                                                     ----------
 Total assets                                                     4,482,496,356
                                                                  -------------

                                  Liabilities

 Disbursements in excess of cash on demand deposit                    8,336,198
 Payable for investment securities purchased                         43,662,699
 Payable upon return of securities loaned (Note 5)                  168,573,353
 Unrealized depreciation on foreign currency contracts held,
 at value (Notes 1 and 4)                                               930,300
 Accrued investment management services fee                             214,903
 Other accrued expenses                                                  88,805
                                                                         ------
 Total liabilities                                                  221,806,258
                                                                    -----------
 Net assets                                                      $4,260,690,098
                                                                 ==============

See accompanying notes to financial statements.

      Statement of operations
      Balanced Portfolio
      Six months ended March 31, 1997


                                  Investment income
                                                                     (Unaudited)
 Income:
 Dividends (net of foreign taxes withheld of $170,851)            $  46,032,701

 Interest                                                            54,661,497
                                                                     ----------
 Total income                                                       100,694,198
                                                                    -----------
 Expenses (Note 2):
 Investment management services fee                                  10,344,820
 Compensation of board members                                            8,196
 Custodian fees                                                          97,286
 Audit fees                                                              14,250
 Administrative services fees and expenses                               12,809
                                                                         ------
 Total expenses                                                      10,477,361

      Earnings credits on cash balances (Note 2)                         (1,318)
                                                                         ------
 Total net expenses                                                  10,476,043
                                                                     ----------
 Investment income -- net                                            90,218,155
                                                                     ----------

                                  Realized and unrealized gain -- net

 Net realized gain on security and foreign currency transactions
      (including loss of $4,281,394 from foreign currency
       transactions) (Note 3)                                       195,637,932
 Net change in unrealized appreciation or depreciation of
       investments and on translation of assets and liabilities
       in foreign currencies                                         41,436,955
                                                                     ----------
 Net gain on investments and foreign currencies                     237,074,887
                                                                    -----------
 Net increase in net assets resulting from operations              $327,293,042
                                                                   ============

 See accompanying notes to financial statements.



      Financial statements


      Statements of changes in net assets
      Balanced Portfolio



                                  Operations
                                                                        Six months ended   For the period from
                                                                          March 31, 1997      May 13, 1996* to
                                                                             (Unaudited)        Sept. 30, 1996
 Investment income-- net                                                  $   90,218,155        $   69,251,201

 Net realized gain on investments and
  foreign currencies                                                         195,637,932            58,304,995

 Net change in unrealized appreciation or depreciation of investments
      and on translation of assets and liabilities in foreign currencies      41,436,955            26,384,443
                                                                              ----------            ----------
 Net increase in net assets resulting from operations                        327,293,042           153,940,639
 Net contributions (withdrawals)                                             (84,695,716)        3,864,127,133
                                                                             -----------         -------------
 Total increase in net assets                                                242,597,326         4,018,067,772
 Net assets at beginning of period (Note 1)                                4,018,092,772                25,000
                                                                           -------------                ------
 Net assets at end of period                                              $4,260,690,098        $4,018,092,772
                                                                          ==============        ==============

*Commencement of operations.
See accompanying notes to financial statements.


      Notes to financial statements


      Balanced Portfolio
      (Unaudited as to March 31, 1997)

1. Summary of significant accounting policies

      Balanced Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Balanced Portfolio seeks to provide a balance of growth of capital and current income by investing in common stocks and senior securities (preferred stocks and debt securities) issued by U.S. and foreign companies. The Portfolio also may invest in derivative instruments and money market instruments. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFC) contributed $25,000 to the Portfolio. Operations did not formally commence until May 13, 1996, at which time an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

      Significant accounting policies followed by the Portfolio are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available, including illiquid securities, are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy or sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

      Foreign currency translations and
      foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

      Illiquid securities

      Investments in securities include issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at March 31, 1997 was $4,442,054 representing 0.10% of the net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

      Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. Fees and expenses

      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.43% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS Mutual to the Lipper Balanced Fund Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets on an annual basis. The adjustment decreased the fee by $18,925 for the six months ended March 31, 1997.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio, approved by the board.

      During the six months ended March 31, 1997, the Portfolio's custodian fees were reduced by $1,318 as a result of earnings credits from overnight cash balances.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

3. Securities transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,011,785,609 and $1,068,804,639, respectively, for the six months ended March 31, 1997. For the same period, the portfolio turnover rate was 26%. Realized gains and losses are determined on an identified cost basis.

      Brokerage commissions paid to brokers affiliated with AEFC were $13,239 during this period.

4. Foreign currency contracts

      At March 31, 1997, the Portfolio had entered into a foreign currency exchange contract that obligates the Portfolio to deliver currency at a specified future date. The unrealized appreciation and/or depreciation (see Summary of significant accounting policies) on this contract is included in the accompanying financial statements. The terms of the open contract are as follows:

 Exchange date  Currency to     Currency to        Unrealized        Unrealized
               be delivered     be received      appreciation      depreciation

 May 27, 1997    30,000,000      48,390,000          $ --            $930,300
              British Pound     U.S. Dollar


5. Lending of portfolio securities

      At March 31, 1997, securities valued at $162,773,006 were on loan to brokers. For collateral, the Portfolio received $41,525,050 in cash and U.S. government securities valued at $127,048,303. Income from securities lending amounted to $192,836 for the six months ended March 31, 1997. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

      Investments in securities


      Balanced Portfolio
      March 31, 1997 (Unaudited)

                                                         (Percentages represent
                                                           value of investments
                                                         compared to net assets)

 Common stocks (60.0%)
 Issuer                      Shares        Value(a)

 Aerospace & defense (0.7%)
 Rockwell Intl              450,000   $  29,193,750

 Automotive & related (1.6%)
 Ford Motor               1,100,000      34,512,500
 Genuine Parts              700,000      32,637,500
 Total                                   67,150,000

 Banks and savings & loans (5.6%)
 Banc One                   725,000(c)   28,818,750
 Barnett Banks              527,850(c)   24,545,025
 First Union                450,000      36,506,250
 Mellon Bank                325,000      23,643,750
 Morgan (JP)                350,000      34,387,500
 Natl City                  700,000      32,637,500
 NationsBank                540,000      29,902,500
 Norwest                    650,000      30,062,500
 Total                                  240,503,775

 Beverages & tobacco (2.3%)
 Anheuser-Busch             875,000      36,859,375
 Philip Morris              300,000      34,237,500
 UST1,000,000            27,875,000
 Total                                   98,971,875

 Building materials (0.7%)
 Weyerhaueser               650,000      29,006,250

 Chemicals (3.4%)
 ARCO Chemical              575,000      25,012,500
 Dow Chemical               500,000      40,000,000
 Lubrizol                   850,000      27,625,000
 Lyondell Petrochemical     800,000(c)   18,300,000
 Nalco Chemical             875,000      32,703,125
 Total                                  143,640,625

 Computers & office equipment (0.9%)
 Xerox                      675,000      38,390,625

 Electronics (0.7%)
 AMP                        900,000      30,937,500

 Energy (4.9%)
 Amoco                      450,000      38,981,250
 Atlantic Richfield         250,000      33,750,000
 Chevron                    550,000      38,293,750
 Exxon                      275,000      29,631,250
 Mobil                      300,000      39,187,500
 Ultramar                   925,000      29,368,750
 Total                                  209,212,500

 Food (1.1%)
 General Mills              250,000      15,531,250
 Heinz (HJ)                 825,000      32,587,500
 Total                                   48,118,750

 Health care (3.1%)
 American Home Products     625,000      37,500,000
 Baxter Intl                900,000      38,812,500
 Bristol-Myers Squibb       480,000      28,320,000
 Schering-Plough            375,000      27,281,250
 Total                                  131,913,750

 Insurance (3.9%)
 Lincoln Natl               625,000      33,437,500
 Marsh & McLennan           300,000      33,975,000
 SAFECO                     925,000      37,000,000
 St. Paul Companies         575,000      37,303,125
 Transamerica               250,000      22,375,000
 Total                                  164,090,625

 Media (3.1%)
 Dun & Bradstreet         1,150,000      29,181,250
 Gannett                    500,000      42,937,500
 Knight-Ridder              700,000      27,912,500
 McGraw-Hill                650,000      33,231,250
 Total                                  133,262,500

 Metals (0.4%)
 Reynolds Metals            246,000      15,252,000

 Multi-industry conglomerates (1.3%)
 Emerson Electric           850,000      38,250,000
 General Electric           175,000      17,368,750
 Total                                   55,618,750

 Paper & packaging (1.5%)
 Kimberly-Clark             225,000      22,359,375
 Union Camp                 600,000      28,275,000
 Unisource Worldwide        750,000      11,531,250
 Total                                   62,165,625

 Real estate investment trust (3.6%)
 AMLI                       425,000       9,775,000
 CBL & Associates           500,000      12,250,000
 Developers Diversified
     Realty                 303,100      11,442,025
 Gables Residential         475,000      12,112,500
 Liberty Property Trust     500,000      12,250,000
 LTC Properties             532,700       8,856,138
 Meditrust                  500,000      18,625,000
 Merry Land & Investment    550,000      11,275,000
 Nationwide Health
   Properties               550,000      11,756,250
 Omega Healthcare Investors 300,000       9,375,000
 Simon Properties           675,000      20,418,750
 United Dominion Realty
   Trust                  1,050,000      15,356,250
 Total                                  153,491,913

 Retail (2.9%)
 Jostens                    750,000      16,968,750
 Limited                  1,900,000      34,912,500
 May Department Stores      800,000      36,400,000
 Penney (JC)                775,000      36,909,375
 Total                                  125,190,625

 Transporation (1.2%)
 GATX                       400,000      19,550,000
 Union Pacific              525,000      29,793,750
 Total                                   49,343,750

 Utilities -- electric (4.0%)
 Dominion Resources         500,000      18,187,500
 DTE Energy                 675,000      18,140,625
 Entergy                  1,000,000      24,500,000
 General Public             825,000      26,503,125
 Northern States Power      550,000      26,056,250
 PECO Energy                950,000      19,356,250
 Southern                 1,050,000      22,181,250
 Unicom                      87,700       1,710,150
 Union Electric             375,000      13,828,125
 Total                                  170,463,275

 Utilities -- telephone (4.5%)
 AT&T                     1,050,000      36,487,500
 Bell Atlantic              600,000      36,525,000
 BellSouth                  950,000(c)   40,137,500
 GTE850,000              39,631,250
 SBC Communications         750,000      39,468,750
 Total                                  192,250,000

 Foreign (8.6%) (h)
 Anglian Water            1,550,000      16,294,851
 B.A.T. Inds              4,250,000(b)   36,253,966

 BTR                      7,000,000      30,691,143
 Grand Metropolitan ADR   1,500,000      12,116,874
 Imperial Chemical Inds   2,500,000      28,646,990
 KPN ADR                    850,000      30,812,500
 National Westminster
    Bank ADR              2,150,000      24,282,693
 Repsol ADR                 400,000      16,300,000
 Royal Dutch Petroleum      225,000      39,375,000
 Severn Trent Water       1,238,015      14,053,770
 SmithKline Beecham ADR     550,000      38,500,000
 Tele Danmark ADR         1,050,000(c)   27,431,250
 Thames Water             1,823,893      19,909,399
 Tomkins                  7,194,444      32,253,851
 Total                                  366,922,287


 Total common stocks
 (Cost: $2,159,078,710)              $2,555,090,750

Preferred stocks (--%)
 Issuer                       Shares        Value(a)

 Virginia-American Water
     5.05% Cm                 2,200(i)     $197,124
 Western Resources
    4.25% Cm                 10,000(i)      586,250

 Total preferred stocks
 (Cost: $1,220,000)                        $783,374


Bonds (31.4%)

Issuer                                  Coupon              Maturity           Principal               Value(a)
                                          rate                  year              amount

 U.S. government obligations (10.0%)
 U.S. Treasury                           5.875%                 2004            $25,000,000(c)    $  23,666,000
                                         6.00                   1997             20,000,000          20,016,200
                                         6.25                   2000             30,000,000          29,645,400
                                         6.375                  1997             40,000,000(c)       40,094,400
                                         6.625                  2001             25,000,000          24,899,500
                                         6.75                   2000             15,000,000          15,052,350
                                         6.875                  2000             20,000,000          20,147,400
                                         7.125                  1999             62,650,000(c)       63,510,185
                                         7.50                   2001             50,000,000(c)       51,462,000
                                        10.375                  2012             40,000,000          49,650,400
 Govt Trust Certs Israel                 9.25                   2001              9,298,587           9,772,536
 Overseas Private Investment             6.99                   2009             17,500,000          17,193,750
 Resolution Funding Corp                 8.125                  2019             55,000,000          59,656,300
 Total                                                                                              424,766,421

 Mortgage-backed securities (8.6%)
 Collateralized Mtge Obligation Trust    9.95                   2014              4,663,169           4,974,367
 Federal Home Loan Mtge Corp             5.50                   2009              5,110,080           4,731,627
                                         6.50                2007-11             43,844,153          42,317,376
                                         6.75                   2008              2,335,977           2,289,631
                                         7.00                   2003              6,386,651           6,334,792
                                         8.00                   2024              8,237,420           8,306,449
                                         8.50                   2026             12,503,200          12,823,532
  Collateralized Mtge Obligation         7.50                   2003              7,800,000           7,840,170
                                         8.50                   2022              7,000,000           7,271,810
    Inverse Floater                      4.00                   1997              4,580,093(e)        4,514,048
    Trust Series Z                       6.50                   2023             21,354,283(f)       17,500,939
                                         8.25                   2024              6,354,985(f)        6,131,226
 Federal Natl Mtge Assn                  5.50                   2009              7,489,607           6,921,745
                                         6.50                2023-24             30,859,329          28,915,974
                                         7.00                   2011             24,280,178          23,878,099
                                         7.40                   2004             33,750,000(c)       34,444,238
                                         7.50                2002-25             26,496,444          26,085,616
                                         8.50                2025-26             13,575,476          13,910,271
                                         9.00                   2024              7,694,090           8,114,879
  Collateralized Mtge Obligation         4.50                   2007             11,900,000          10,107,384
                                         5.00                   2024              6,696,552           5,897,318
    Trust Series Z                       6.00                   2024              7,215,984(f)        5,091,526
                                         6.50                   2023             17,733,524(f)       14,281,578
                                         7.00                2016-22             38,750,146(f)       34,689,352
                                         7.50                   2014              8,665,606(f)        8,214,423
                                         8.00                2006-20             20,932,796(f)       20,818,453
 Total                                                                                              366,406,823


 Aerospace & defense (0.2%)
 United Technologies                     8.875                  2019              9,500,000          10,575,780

 Automotive & related (0.3%)
 Ford Motor Credit
    Medium-term Nts                      6.55                   2001             13,000,000          12,763,920

 Banks and savings & loans (1.2%)
 Bank of America                         7.70                   2026             10,000,000(g)        9,318,800
 First Bank System                       6.875                  2007              5,750,000           5,496,482
 Morgan (JP)                             4.00                   2012             14,325,000(k)       13,976,186
 Mellon Capital I                        7.72                   2026              3,850,000           3,604,408
 Union Planters                          8.20                   2026             10,000,000(g)        9,570,900
 US Capital Trust A                      8.41                   2027             10,000,000(g)        9,883,900
 Total                                                                                               51,850,676

 Beverages & tobacco (0.1%)
 Coca-Cola                               7.375                  2093              3,000,000           2,869,260

 Building materials (0.1%)
 Owens-Corning Fiberglas                 9.375                  2012              3,500,000           3,757,530

 Commercial finance (0.4%)
 Premium Auto
    Asset-Backed Obligation              6.45                   1998              4,089,724           4,099,908
 Salomon Brothers                        6.75                   2006              7,000,000           6,575,730
 Standard Credit Card Trust              5.95                   2004              8,550,000           8,014,941
 Total                                                                                               18,690,579

 Computers & office equipment (0.1%)
 IBM                                     6.375                  2000              5,100,000           5,033,598

 Electronics (0.1%)
 Harris                                 10.375                  2018              4,000,000           4,381,520

 Energy (0.2%)
 Occidental Petroleum
    Medium-term Nts                      6.25                   2000              6,500,000           6,360,575

 Financial services (0.8%)
 Associates                              6.00                   2000              6,000,000           5,863,980
 Avco Financial                          7.25                   1999              6,500,000           6,579,040
 Corporate Property Investors            7.18                   2013              1,500,000(g)        1,387,500
 Intl Lease Finance
    Medium-term Nts                      5.99                   1998              5,000,000           4,989,000
 Nationwide Trust
    Credit Sensitive Nts                 9.875                  2025             10,500,000(g)       11,205,180
 Property Trust America REIT             7.50                   2014              5,000,000           4,665,250
 Total                                                                                               34,689,950

 Health care (0.3%)
 Kaiser Foundation                       9.55                   2005              6,000,000           6,747,900
 Lilly (Eli)                             6.77                   2036              5,000,000           4,389,250
 Total                                                                                               11,137,150

 Household products (0.1%)
 Proctor & Gamble                        8.00                   2024              3,000,000           3,176,730

 Insurance (0.7%)
 American United Life                    7.75                   2026              4,000,000(i)        3,658,680
 Equitable IBM                           7.33                   2009              5,500,000(g)        5,439,844
 New York Life                           7.50                   2023             11,500,000(g)       10,619,330
 Principal Mutual                        8.00                   2044              7,150,000(g)        6,839,762
 SunAmerica                              8.125                  2023              5,150,000           5,157,776
 Total                                                                                               31,715,392

 Paper & packaging (0.7%)
 Crown Cork & Seal                       8.00                   2023              6,000,000           5,705,160
 Federal Paper Board                    10.00                   2011              7,000,000           8,339,380
 Intl Paper                              5.125                  2012             13,400,000          10,274,584
 Pope & Talbot                           8.375                  2013              4,500,000           3,880,395
 Total                                                                                               28,199,519

 Retail (0.3%)
 Wal-Mart                                7.00                   2006             14,566,985(g)       14,394,512

 Transportation (0.2%)
 Burlington Northern                     7.00                   2025             10,200,000           8,954,886

 Utilities -- electric (1.3%)
 Arizona Public Service
    Sale Lease-Backed Obligation         8.00                   2015              5,400,000           5,394,384
 Commonwealth Edison                     6.50                   1997             10,000,000          10,002,200
 Pacific Gas & Electric                  8.25                   2022              4,600,000           4,599,448
 Public Service Electric & Gas           6.75                   2016             13,000,000          11,915,280
 Texas Utilities Electric                8.175                  2037             10,000,000(k)        9,694,200
 Wisconsin Electric Power
    1st Mtge                             6.875                  2095              8,000,000           7,077,840
                                         7.75                   2023              5,500,000           5,343,965
 Total                                                                                               54,027,317

 Utilities -- telephone (1.9%)
 Bell Telephone Pennsylvania             7.375                  2033              5,000,000           4,621,350
 BellSouth Telecommunications            6.50                   2005              9,000,000           8,570,880
                                         7.00                   2095             10,000,000           9,125,500
 GTE                                     8.75                   2021              5,000,000           5,451,500
                                         9.375                  2000              4,600,000           4,926,830
 Illinois Bell Telephone
    1st Mtge                             4.375                  2003              4,600,000           3,982,312
 New York Telephone                      4.875                  2006             13,000,000          10,934,690
 Pacific Bell Telephone                  6.625                  2034              6,100,000           5,162,674
                                         7.375                  2043              7,500,000           6,911,325
 360 Communications                      7.60                   2009              4,500,000           4,403,340
 U S WEST                                6.625                 2005               7,000,000           6,701,240
 Worldcom                                7.75                   2007             10,000,000          9,904,300
 Total                                                                                               80,695,941

 Miscellaneous (0.2%)
 Marshall & Ilsley                       7.65                   2026             10,000,000(g)        9,264,700

 Municipal bonds (0.4%)
 Los Angeles County Pension Obligation
    Taxable Revenue Bonds Series 1994C
    Zero Coupon (MBIA Insured)           7.05                   2008              9,440,000(d, l)     4,152,184
 Los Angeles County Pension Obligation
    Taxable Revenue Bonds Series 1995D
    (MBIA Insured)                       6.97                   2008             10,500,000(l)       10,095,645
 Yale University                         7.375                  2096              4,000,000           3,806,360
 Total                                                                                               18,054,189

 Foreign (3.2%)(h)
 ABN Amro Bank
    (U.S. Dollar)                        7.125%                 2093              7,000,000           6,273,610
 Asian Development Bank
    (U.S. Dollar)                        9.125                  2000             17,700,000          18,875,811
 Canadian Natl Railway
    (U.S. Dollar)                        7.625                  2023              6,000,000           5,691,540
 China Light & Power
    (U.S. Dollar)                        7.50                   2006              7,000,000           6,923,140
 Dao Heng Bank
    (U.S. Dollar)                        7.75                   2007              7,750,000(g)        7,565,938
 Govt of Poland PDI Euro
    (U.S. Dollar)                        4.00                   2014             10,000,000(k)        7,950,000
 Grand Metropolitan
    (U.S. Dollar)                        6.50                   2000             20,000,000(g)       23,750,000
 Interamer Development Bank Euro
    (U.S. Dollar)                        9.50                   2000              5,000,000           5,368,750
 Israel Electric
    (Israel Dollar)                      7.25                   2006             10,000,000(g)        9,625,000
 KFW Intl Finance
    (U.S. Dollar)                        8.00                   2010              6,750,000           7,109,572
 Petronas
    (U.S. Dollar)                        7.75                   2015             10,000,000(g)        9,979,100
 Ras Laffan Liquefied Natural Gas
    (U.S. Dollar)                        8.29                   2014             10,000,000(g)       10,048,100
 Republic of Poland
    (U.S. Dollar)                        7.75                  2000               5,000,000(g)        5,063,799
 Republic of Slovenia
    (U.S. Dollar)                        7.00                   2001              7,200,000(g)        7,206,984
 State of Israel
    (U.S. Dollar)                        6.375                  2005              7,300,000           6,737,170
 Total                                                                                              138,168,514


 Total bonds
 (Cost: $1,334,333,251)                                                                          $1,339,935,482

 Short-term securities (9.6%)


Issuer                                        Annualized                      Amount                   Value(a)
                                                yield on                  payable at
                                                 date of                    maturity
                                                purchase

 U.S. government agency (0.1%)
 Federal Natl Mtge Assn Disc Nts

      04-09-97                                       5.24%              $  1,460,000               $  1,458,306
      04-11-97                                       5.22                  2,900,000                  2,895,811
 Total                                                                                                4,354,117

 Commercial paper (9.2%)
 Alabama Power
      04-07-97                                       5.31                  4,620,000                  4,615,927
 American General Capital
      04-29-97                                       5.54                  8,500,000                  8,463,507
 ANZ (Delaware)
      05-01-97                                       5.41                  6,700,000                  6,668,418
 Avco Financial Services
      04-17-97                                       5.31                  3,000,000                  2,992,596
 Barclays U.S. Funding
      05-08-97                                       5.36                 15,000,000                 14,910,440
      05-14-97                                       5.37                  7,500,000                  7,449,023
 BBV Finance (Delaware)
      04-17-97                                       5.41                 12,400,000                 12,367,483
      08-04-97                                       5.52                  8,000,000                  7,835,080
 Beneficial
      04-15-97                                       5.30                 12,200,000                 12,174,854
 BHP Finance
      04-08-97                                       5.30                  8,400,000                  8,389,562
 BOC Group
      04-01-97                                       5.28                  3,200,000                  3,200,000
 Chevron Transport
      04-28-97                                       5.39                 10,500,000(j)               9,959,800
 Ciesco LP
      04-03-97                                       5.36                  5,000,000(j)               4,997,436
      05-05-97                                       5.37                  7,700,000(j)               7,661,239
      05-12-97                                       5.32                 11,000,000                 10,926,670
 Commercial Credit
      04-24-97                                       5.35                  3,400,000                  3,388,466
 Dean Witter, Discover & Co
      04-25-97                                       5.38                 10,000,000                  9,958,537
      05-12-97                                       5.39                 10,700,000                 10,634,804
 Deutsche Bank Financial
      05-27-97                                       5.33                  8,700,000                  8,618,493
 First Chicago NBD
      04-14-97                                       5.34                  8,000,000                  7,981,366
 Fleet Funding
      04-07-97                                       5.29                  8,500,000(j)               8,492,548
 Gannett
      04-16-97                                       5.33                  5,100,000(j)               5,088,737
      04-22-97                                       5.32                 12,500,000(j)              12,461,427
      05-19-97                                       5.40                  2,500,000                  2,480,134
 Household Finance
      04-16-97                                       5.34                  8,000,000                  7,982,267
      04-23-97                                       5.33                  9,700,000                  9,668,583
 Kredietbank North America Finance
      04-11-97                                       5.28                  1,300,000                  1,298,104
      04-18-97                                       5.30                  8,900,000                  8,877,893
      05-06-97                                       5.42                 10,200,000                 10,140,607
 Merrill Lynch
      05-13-97                                       5.54                  2,200,000                 2,185,883
 Metlife Funding
      05-20-97                                       5.32                  7,800,000                  7,738,476
 Mobil Australia Finance (Delaware)
      04-02-97                                       5.37                  3,000,000(j)               2,999,397
      04-30-97                                       5.35                  8,500,000(j)               8,463,641
 Morgan Stanley Group
      04-18-97                                       5.39                  8,800,000                  8,773,617
      05-14-97                                       5.33                  8,600,000                  8,540,710
      05-15-97                                       5.40                 12,000,000                 11,918,601
      05-19-97                                       5.38                  9,200,000                  9,128,384
 NationsBank
      04-14-97                                       5.32                  8,500,000                  8,500,000
 New Center
      05-07-97                                       5.58                 15,000,000                 14,916,750
 Paccar Financial
      04-28-97                                       5.58                  8,500,000                  8,464,555
 Pitney Bowes
      05-09-97                                       5.37                 10,700,000                 10,635,064
 Reed Elsevier
      04-28-97                                       5.57                  9,200,000(j)               9,161,705
 SAFECO Credit
      05-01-97                                       5.38                  3,700,000                  3,682,217
      05-15-97                                       5.39                  2,300,000                  2,284,385
 Siemens
      04-14-97                                       5.41                  6,400,000                  6,386,420
      05-16-97                                       5.40                  4,900,000                  4,867,170
 Toyota Motor Credit
      05-13-97                                       5.58                  1,600,000                  1,589,640
 Transamerica Finance
      04-18-97                                       5.39                  3,400,000                  3,390,763
 Unilever Capital
      04-07-97                                       5.34                  2,900,000(j)               2,896,993
 USAA Capital
      05-05-97                                       5.59                 11,100,000                 11,041,713
      05-27-97                                       5.43                  5,000,000                  4,953,979
      08-29-97                                       5.40                  7,000,000                  6,827,063
 Total                                                                                              389,031,127

 Letter of credit (0.3%)
 Student Loan Marketing Assn
      05-02-97                                       5.53                 13,800,000                 13,734,642

 Total short-term securities
 (Cost: $407,246,674)                                                                            $  407,119,886


 Total investments in securities
 (Cost: $3,901,878,635)(m)                                                                       $4,302,929,492


See accompanying notes to investments in securities.

Investments in securities

Balanced Portfolio
March 31, 1997 (Unaudited)


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Security is partially or fully on loan. See Note 5 to the financial statements.
(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(e) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on March 31, 1997. Inverse floaters in the aggregate represent 0.1% of the Portfolio`s net assets as of March 31, 1997.
(f) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until payment of previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.
(g) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(h) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.
(i) Identifies issues considered to be illiquid (see Note 1 to the financial statements). Information concerning such security holdings at March 31, 1997, is as follows:

                                      Acquisition
Security                                  date                           Cost

American United Life*                  02-13-96                    $4,000,000
7.75% 2026
Virginia-American Water                07-13-56                       220,000
5.05% Cm
Western Resources                      09-08-50                     1,000,000
4.25% Cm

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(j) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(k) Interest rate varies to reflect current market conditions, rate shown is the effective rate on March 31, 1997. (l) The following abbreviation is used in portfolio descriptions to identify the insurer of the issue:

MBIA -- Municipal Bond Investors Assurance

(m) At March 31, 1997, the cost of securities for federal income tax purposes was approximately $3,897,192,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:


Unrealized appreciation.........................................$478,574,000
Unrealized depreciation..........................................(72,837,000)
Net unrealized appreciation.....................................$405,737,000

           Board members and officers of the Fund

President and interested
board member

      William R. Pearce
      President   and   director,    Board   Services   Corporation    (provides
      administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

Independent
board members

      H. Brewster Atwater Jr.
      Former chairman and chief executive officer, General Mills, Inc.

      Lynne V. Cheney
      Distinguished fellow, American Enterprise Institute for Public Policy Research.
      Robert F. Froehlke
      Former president of all funds in the IDS MUTUAL FUND GROUP.
      Heinz F. Hutter
      Former president and chief operating officer, Cargill, Inc.
      Anne P. Jones
      Attorney and telecommunications consultant.
      Melvin R. Laird
      Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.
      Alan K. Simpson
      Former United States senator for Wyoming.
      Edson W. Spencer
      Former chairman and chief executive officer, Honeywell, Inc.
      Wheelock Whitney
      Chairman, Whitney Management Company.
      C. Angus Wurtele
      Chairman of the board, The Valspar Corporation.

Interested board
members who are
officers and/or
employees of AEFC

      William H. Dudley
      Executive vice president, AEFC.
      David R. Hubers
      President and chief executive officer, AEFC.
      John R. Thomas
      Senior vice president, AEFC.

Officers who also
are officers and/or
employees of AEFC

      Peter J. Anderson
      Senior vice president, AEFC. Vice president - Investments for the Fund. Melinda S. Urion
      Senior vice president and chief financial officer, AEFC. Treasurer for the Fund.

Other officer

      Leslie L. Ogg
      Vice president, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Refer to the SAI for the board members' and officers' biographies.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) spinning toy

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth.
Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone(R) phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota:
800-272-4445

Mpls./St. Paul area:
671-1630

PAGE
AMERICAN EXPRESS FINANCIAL ADVISORS

IDS Mutual
IDS Tower 10
Minneapolis, MN 55440-0010